Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 653,036	$ 742,125	$ 200,797
COST OF REVENUE	141,302	7,405	90,890
GROSS PROFIT	511,734	734,720	109,907
OPERATING EXPENSES:
Selling and marketing	303,079	244,163	389,750
General and administrative
Payroll and related benefits	2,446,019	1,024,565	1,091,065
Professional fees	2,083,019	1,744,395	794,221
Other general and administrative expenses	2,162,801	905,748	775,647
Total Operating Expenses	6,994,918	3,918,871	3,050,683
LOSS FROM OPERATIONS	(6,483,184)	(3,184,151)	(2,940,776)
OTHER INCOME (EXPENSE):
Interest income	1,658	30,478	37,370
Government subsidy			724,795
Impairment loss on long-term investment	(585,333)
Other income (expense)	54,774	53,646	(14,994)
Foreign currency transaction loss	(38,670)	(35,464)	(216)
Loss on equity method investment		(46,105)	(49,413)
Total Other Income (Expense)	(567,571)	2,555	697,542
LOSS BEFORE INCOME TAXES	(7,050,755)	(3,181,596)	(2,243,234)
INCOME TAXES
NET LOSS	(7,050,755)	(3,181,596)	(2,243,234)
COMPREHENSIVE LOSS:
NET LOSS	(7,050,755)	(3,181,596)	(2,243,234)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustments	45,115	117,687	(30,170)
TOTAL COMPREHENSIVE LOSS	$ (7,005,640)	$ (3,063,909)	$ (2,273,404)
NET LOSS PER COMMON SHARE
Basic and diluted (in Dollars per share)	$ (0.29)	$ (0.16)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)	24,504,462	20,385,574	20,013,288